UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 7,922	$ 13,979
Trade accounts receivable, net	2,455	2,260
Contract Assets	3,358	4,091
Prepaid expenses and other	1,735	2,332
Government departments and agencies receivables	4,130	3,076
Related parties	46	75
Promissory notes	2,841	20,000
Inventory	1,903	1,475
Total current assets	24,390	47,288
NON-CURRENT ASSETS:
Other long-term receivables	2,000	2,000
Right-of-use assets, net	1,895	2,235
Property, plant and equipment, net	1,934	1,420
Investment in Jet Talk	1,532	1,551
Long-term deposits	181	208
Total non-current assets	7,542	7,414
TOTAL ASSETS	31,932	54,702
CURRENT LIABILITIES:
Trade payables	1,388	1,378
Contract Liabilities	120	1,720
Current interest payable of Long term loans from financial institutions, net	9,174	0
European Space Agency (“ESA”) advance payments	3,047	3,842
Prepayments from Customers	2,758	3,858
Advanced payments from MDA Space and Robotics Limited, an affiliate of MDA Ltd. (“MDA”), against future orders	29,634	28,138
Lease liabilities	696	639
Other accounts payable and accrued expenses	4,724	9,704
Related parties	164	740
Total current liabilities	51,705	50,019
NON-CURRENT LIABILITIES:
Long-term loans from financial institutions	56,581	59,792
Lease liabilities	1,653	2,067
Derivatives instruments liabilities	114	114
Liability for royalties payable	1,193	1,496
Total non-current liabilities	59,541	63,469
SHAREHOLDERS' DEFICIT:
Share capital	0	0
Share premium	451,826	451,093
Capital reserves	1,444	1,444
Accumulated deficit	(532,584)	(511,323)
Total shareholders' deficit	(79,314)	(58,786)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 31,932	$ 54,702